Other liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Short-term leases	Expenses related to short-term leases and leases of low-value assets were insignificant during 2019.
Low-value leases	Expenses related to short-term leases and leases of low-value assets were insignificant during 2019.